AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED APRIL 2, 2015
TO THE
SUMMARY PROSPECTUS DATED MARCH 1, 2015

AMERICAN INDEPENDENCE RISK-MANAGED ALLOCATION FUND

 (TICKER SYMBOLS:  RMAIX, AARMX, ACRMX)

At a Board meeting held on March 19, 2015, the Board of Trustees of the American Independence Funds Trust, including a majority of the Independent Trustees, unanimously approved a name change of the American Independence Risk-Managed Allocation Fund (the “Fund”). Effective April 30, 2015, the name of the Fund will be changed to the American Independence JAForlines Risk-Managed Allocation Fund. The Fund’s objective and strategies will remain the same as well as the tickers and CUSIP numbers.

Old Name	New Name
American Independence Risk-Managed Allocation Fund	American Independence JAForlines Risk-Managed Allocation Fund

Effective April 30, 2015, a new Summary Prospectus will be filed reflecting the new name – the “American Independence JAForlines Risk-Managed Allocation Fund”.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE